Other financial liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of other financial liabilities [Abstract]
Disclosure Of Other Financial Liabilities Explanatory [Text Block]
Note 21 Other financial liabilities

Debts and financial liabilities classified according to the type of obligation and their classifications in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (*)	42,447,438	99,749,082	38,160,178	75,200,804
Bonds payable (*)	6,744,739	133,806,947	4,081,175	135,281,303
Leases liabilities (*) / Financial leases obligations (*)	4,857,097	28,213,259	365,972	17,546,162
Derivative financial instruments (**)	240,394	-	4,997,124	-
Derivative hedge liabilities (**)	805,306	-	1,194,502	157,028
Deposits for return of bottles and containers	13,290,754	-	13,967,995	-
Total	68,385,728	261,769,288	62,766,946	228,185,297

(1)  See
Note 5 – Risk administration
.
(2) See
Note 7 – Financial instruments
.
(*) Includes leases recognized by IFRS 16, See
Note 4 - Accounting changes, letter a).

The maturities and interest rates of these obligations are detailed as follows:

Current loan and financial obligation

As of
December 31, 2019
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	2,037	2,629	4,666	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	10,715,017	10,715,017	At maturity	2.20
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	11,370,518	11,370,518	At maturity	2.47
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	7,629,611	7,629,611	At maturity	3.08
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	9,089	9,089	At maturity	2.90
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	-	45,102	45,102	At maturity	3.64
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	319,034	319,034	At maturity	4.56
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	4,500	18,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	-	22,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	9,761	3,286	13,047	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	22,183	30,027	52,210	Monthly	5.14
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	16,667	11,113	27,780	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	20,834	27,776	48,610	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	25,468	-	25,468	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,300	-	41,300	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	30,880	20,791	51,671	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	39,281	53,063	92,344	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	31,200	83,600	114,800	Monthly	5.16
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	300,155	-	300,155	Monthly	0.31
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	997,853	-	997,853	Monthly	2.34
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	45,100	-	45,100	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	6,384	400,000	406,384	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	296,906	299,397	596,303	Monthly	5.02
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	-	14,896	14,896	At maturity	3.83
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	8,444	8,444	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	1,589,137	1,589,137	Semiannual	3.45
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	322,400	-	322,400	At maturity	4.68
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	4,385,390	-	4,385,390	At maturity	55.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	2,474,461	-	2,474,461	At maturity	53.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	41,808	-	41,808	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	332,747	331,593	664,340	Monthly	4.80
Total							9,478,815	32,968,623	42,447,438
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	22,133	66,397	88,530	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	93,127	284,229	377,356	Monthly	3.95
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	541	631	1,172	Monthly	17.00
Subtotal							115,801	351,257	467,058
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	25,324	81,810	107,134	Monthly	1.48
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	104,848	495,766	600,614	Monthly	4.73
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	133,037	483,206	616,243	Monthly	4.56
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	492,185	1,596,949	2,089,134	Monthly	1.92
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	26,841	76,616	103,457	Monthly	62.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	329,178	490,070	819,248	Monthly	10.16
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	13,553	40,656	54,209	Monthly	5.95
Subtotal leases by IFRS 16 (**)							1,124,966	3,265,073	4,390,039
Total							1,240,767	3,616,330	4,857,097
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.
(**) The interest rates for IFRS 16 correspond to average rates.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	661,567	5,128,436	5,790,003	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	-	954,736	954,736	Semiannual	2.90
Total							661,567	6,083,172	6,744,739

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of
December 31, 2018
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	1,091	3,578	4,669	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	-	10,535,493	10,535,493	At maturity	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	USD	-	5,670,991	5,670,991	At maturity	2.90
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	-	10,576,858	10,576,858	At maturity	2.96
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	11,007	-	11,007	At maturity	3.38
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	309,108	309,108	At maturity	4.56
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	UF	10,829	7,300	18,129	Monthly	5.48
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	13,500	40,500	54,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	18,868	18,666	37,534	Monthly	5.88
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	67,500	90,000	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	16,666	50,000	66,666	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	20,833	62,501	83,334	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	31,200	93,600	124,800	Monthly	5.16
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,700	125,100	166,800	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	73,030	224,475	297,505	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	28,669	64,826	93,495	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	39,951	90,476	130,427	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	37,588	115,166	152,754	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	9,192	28,382	37,574	Monthly	6.12
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	45,100	-	45,100	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	6,536	-	6,536	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	210,510	647,019	857,529	Monthly	5.02
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	1,026,099	1,026,099	At maturity	3.64
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	-	2,016,815	2,016,815	At maturity	3.98
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	326,560	-	326,560	At maturity	4.68
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco de la Nación Argentina	Argentina	ARS	226,995	278,924	505,919	Monthly	32.50
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Galicia	Argentina	ARS	506,614	545,956	1,052,570	Quarterly	23.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	736,905	-	736,905	At maturity	64.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	245,193	-	245,193	At maturity	6.20
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	-	208,701	208,701	At maturity	4.30
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	210,949	-	210,949	At maturity	5.25
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	USD	210,101	-	210,101	At maturity	6.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	388,865	-	388,865	At maturity	49.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	238,536	-	238,536	At maturity	66.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	643,278	643,278	Quarterly	68.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	136,453	136,453	Quarterly	68.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	116,959	116,959	Quarterly	68.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco San Juan	Argentina	ARS	-	38,986	38,986	Quarterly	68.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Superville	Argentina	USD	-	210,829	210,829	At maturity	6.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	38,735	-	38,735	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	110,633	326,783	437,416	Monthly	4.80
Total							3,878,856	34,281,322	38,160,178
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
76,077,848-6	Cervecera Belga de la Patagonia S.A.	Chile	97,015,000-5	Banco Santander	Chile	UF	2,090	5,639	7,729	Monthly	6.27
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	87,629	267,426	355,055	Monthly	3.95
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	797	2,391	3,188	Monthly	17.00
Total							90,516	275,456	365,972

(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 03/23/2009	Chile	UF	665,357	2,486,177	3,151,534	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 06/28/2018	Chile	UF	929,641	-	929,641	Semiannual	2.90
Total							1,594,998	2,486,177	4,081,175

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.
Non-current loan and financial obligation

As of
December 31, 2019
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	16,327	16,330	28,619	61,276	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	8,685,384	-	-	8,685,384	At maturity	2.90
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	USD	10,445,830	-	-	10,445,830	At maturity	3.64
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	39,902,607	-	-	39,902,607	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	4.00
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Scotiabank Chile	Chile	CLP	3,333,334	3,333,334	1,666,667	8,333,335	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	3.83
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	4.68
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,469,892	4,939,784	-	7,409,676	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	922,478	1,844,956	922,478	3,689,912	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	221,062	-	-	221,062	Monthly	4.80
Total							86,996,914	10,134,404	2,617,764	99,749,082
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	182,302	125,892	-	308,194	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	794,931	852,210	15,993,556	17,640,697	Monthly	3.95
Subtotal							977,233	978,102	15,993,556	17,948,891
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	202,592	59,089	-	261,681	Monthly	1.48
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	838,782	603,084	1,839,685	3,281,551	Monthly	4.73
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	2,255,024	1,121,035	1,903,125	5,279,184	Monthly	1.92
90,413,000-1	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	725,207	154,917	44,034	924,158	Monthly	4.56
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	116,255	-	-	116,255	Monthly	62.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	355,915	26,769	-	382,684	Monthly	10.16
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UI	18,855	-	-	18,855	Monthly	5.95
Subtotal leases by IFRS 16 (**)							4,512,630	1,964,894	3,786,844	10,264,368
Total							5,489,863	2,942,996	19,780,400	28,213,259
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.
(**) The interest rates for IFRS 16 correspond to average rates.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 23/03/2009	Chile	UF	10,249,998	10,259,097	28,266,218	48,775,313	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	-	-	85,031,634	85,031,634	Semiannual	2.90
Total							10,249,998	10,259,097	113,297,852	133,806,947
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

As of
December 31, 2018
:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	UF	10,049	11,077	43,764	64,890	Monthly	4.87
91,041,000-8	Viña San Pedro Tarapacá S.A. (1)	Chile	97,018,000-1	Scotiabank Chile	Chile	USD	8,059,332	-	-	8,059,332	At maturity	3.38
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	39,826,440	-	39,826,440	At maturity	4.56
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	18,000	-	-	18,000	Monthly	6.00
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	22,500	-	-	22,500	Monthly	5.76
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	13,048	-	-	13,048	Monthly	6.12
96,711,590-8	Manantial S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	52,210	-	-	52,210	Monthly	5.02
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	27,780	-	-	27,780	Monthly	4.44
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	48,610	-	-	48,610	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	41,300	-	-	41,300	Monthly	4.92
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	51,671	-	-	51,671	Monthly	4.73
96,711,590-8	Manantial S.A.	Chile	76,645,030-K	Banco Itaú Corpbanca	Chile	CLP	92,344	-	-	92,344	Monthly	4.42
96,711,590-8	Manantial S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	114,800	-	-	114,800	Monthly	5.16
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	4.92
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,004,000-5	Banco de Chile	Chile	CLP	400,000	-	-	400,000	At maturity	4.56
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	520,654	-	-	520,654	Monthly	5.02
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,000,000	-	16,000,000	At maturity	4.68
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,743,952	1,743,952	3,487,900	6,975,804	Quarterly	5.00
0-E	Milotur S.A.	Uruguay	0-E	Banco Itaú	Uruguay	UI	871,421	-	-	871,421	Monthly	4.80
Total							14,087,671	57,581,469	3,531,664	75,200,804
(1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 – Financial instruments.
(*)The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	747,756	801,372	15,995,307	17,544,435	Monthly	3.95
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	ARS	1,727	-	-	1,727	Monthly	17.00
Total							749,483	801,372	15,995,307	17,546,162
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bonds payable
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond H	573 03/23/2009	Chile	UF	9,976,415	9,984,905	32,519,081	52,480,401	Semiannual	4.25
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 06/28/2018	Chile	UF	-	-	82,800,902	82,800,902	Semiannual	2.90
Total							9,976,415	9,984,905	115,319,983	135,281,303

(
1) This obligation is hedged by a Cross Currency Interest Rate Swap agreement
Note 7 - Financial instruments
.
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 - Risk administration
.

Details of the fair value of bank borrowings, financial leases obligations and bonds payable are described in
Note 7 -Financial instruments
.

The effective interest rates of bond obligations are as follows:

Bonds Serie H	4.27%
Bonds Serie J	2.89%
Debts and financial liabilities are stated in several currencies and they accrue fixed and variable interest rates. These obligations classified by currency and interest type (excluding the effect of cross currency interest rate swap agreements) are detailed as follows:

	As of December 31, 2019		As of December 31, 2018
	Fixed Interest Rate	Variable Interest Rate	Fixed Interest Rate	Variable Interest Rate
	ThCh$	ThCh$	ThCh$	ThCh$
US Dollar	35,640,020	7,629,611	17,333,622	8,070,339
Chilean Pesos	86,598,796	-	65,221,552	-
Argentinean Pesos	2,695,345	4,385,390	3,357,467	505,919
Unidades de Fomento (*)	166,400,723	-	167,823,319	-
Euros	368,815	-	-	-
Unidad indexada (**)	958,466	-	1,308,837	-
Boliviano	11,141,396	-	7,014,539	-
Total	303,803,561	12,015,001	262,059,336	8,576,258

(*) The Unidad de Fomento (UF) is a Chilean inflation-indexed, Chilean peso-denominated monetary unit. The UF rate us set daily in advance based on changes in the previous month’s inflation rate.
(**) The unidad Indexada (UI) is an Uruguayan inflation-indexed, Uruguayan peso-denominated monetary unit. The UI rate is set daily in advance based on changes in the previous month’s inflation rate.

The terms and conditions of the main interest accruing obligations as of
December 31, 2019
, are detailed as follows:

A)

Bank Borrowings

Banco del Estado de Chile - Bank Loans

a)

On
July 27, 2012, the subsidiary Compañía Pisquera Chile S.A. (CPCh) signed a bank loan with the Banco del Estado de Chile for a total of ThCh$ 16,000,000, with maturity on July 27, 2017.

This loan accrues interest at an annual fixed rate of 6.86% and an effective rate of 7.17%. The subsidiary amortized interest semi-annually, and the capital amortization consists of a single payment at the end of the established term.

On July 27, 2017 this loan was renewed for 5 years, with maturity on July 27, 2022.

This loan accrues interest at an annual fixed rate of 4.68%. The Subsidiary amortized interest semi-annually, and the capital amortization consists of a single payment at the end of the established term.

This obligation is subject to certain reporting obligations in addition to complying with the following financial ratios, which will be measured on the half-yearly financial statements of CPCh
:

-
Maintain a Financial Expense Coverage not less than 3, calculated as the relationship between Gross Margin less Marketing costs, Distribution and Administration expenses, plus Other income by function, less Other expenses by function, plus Depreciation and Amortization, divided by Financial costs.

-	Maintain a debt ratio of no more than 3, measured as Total liabilities divided by Equity.

-	Maintain an Equity higher than UF 770,000.

In addition, this loan obliges CPCh to comply with certain restrictions of affirmative nature, including maintaining insurance, maintaining the ownership of essential assets, and also to comply with certain restrictions, such as not to pledge, mortgage or grant any kind of encumbrance or real right over any fixed asset with an individual accounting value higher than UF 10,000, except under the terms established by the agreement, among other.

As of
December 31, 2019
, the Subsidiary was in compliance with the financial covenants and specific requirements of this loan.

b)

On October 15, 2014, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of UF 380,000, (equivalent to ThCh$ 9,206,290) maturing on October 15, 2019.

The subsidiary amortizes interest semi-annually and capital amortization consists of a single payment at the end of the established term.

On October 15, 2019 the subsidiary Viña San Pedro Tarapacá S.A. renegotiated this loan, by an amount of

ThCh$ 10,664,833, at a fixed interest rate maturing on April 10, 2020.

c)

On July 15, 2015, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 4,000,000, at a fixed interest rate maturing on July 14, 2020.

The subsidiary amortizes interest and capital monthly until the end of the established term.

d)

On April 13, 2017, Compañía Cervecerías Unidas S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 40,000,000, at a fixed interest rate, maturing on April 13, 2022.

The Company amortizes interest semi-annually, and the capital amortization consists in a single payment at the end of the established term.

This obligation is subject to certain reporting obligations in addition to complying with the following financial ratios:

a.
Maintain at the end of each semester an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. The Total Adjusted Liabilities are defined as Total Consolidated Liabilities less Dividends provisioned, according to policy included in the Statement of Changes in Equity, plus the amount of all guarantees issued by the Company and its subsidiaries that are cautioned by real guarantees, except as noted in the contract. Total Adjusted Equity is defined as Total Equity plus Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

b.
Maintain a Financial Expense Coverage measured at the end of each semester and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted ORBDA and Finance Costs account. Adjusted ORBDA means ORBDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded on the Note Nature of the costs and expenses.

c.
Maintain at the end of each semester, assets free of liens for an amount equal to at least 1.2, defined as the ratio of Total Assets free of lien and Finance Debt free of lien. Total Assets free of lien are defined as Total Assets less assets pledged as collateral for cautioned obligations of third parties. Finance Debt free of lien are defined as the sum of Bank loan, Bonds payable and Lease obligations contained under Note Other financial liabilities.

d.
Maintain at the end of each semester a minimum equity of ThCh$ 312,516,750, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

e.
To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Ltda. and Embotelladoras Chilenas Unidas S.A.

f.	Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year.

g.
To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.

As of December 31, 2019, the Company was in compliance with the financial covenants required for this loan.

e)

On July 3, 2017, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of US$ 8,000,000, (ThCh$ 6,277,920) at a fixed interest rate, maturing on July 3, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On July 3, 2018,
this loan was paid
.

f)

On April 23, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of US$ 8,000,000, (ThCh$ 6,277,920) at a fixed interest rate, maturing on April 23, 2019.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On April 23, 2019, this loan was paid.

g)

On April 17, 2018, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 1,000,000, at a fixed interest rate, maturing on April 17, 2019.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On April 17, 2019 this loan was paid.

h)

On April 26, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco del Estado de Chile for a total of ThCh$ 3,500,000, at a fixed interest rate, maturing on May 25, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On May 25, 2018 the loan was renewed, maturing on July 3, 2018.

On July 3, 2018,
this loan was paid
.

Banco de Chile – Bank Loans

a)

On July 7, 2016, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 7,271,000, at a fixed interest rate, maturing on July 3, 2017.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

This debt was changed to US$ and a fixed interest rate through a currency CLP-US$ and interest rate swap agreements (Cross Currency Interest Rate Swap). For details of the Company’s hedge strategies see
Note 5 – Risk administration and Note 7 – Financial instruments.

On July 3, 2017, this loan was paid.

b)

On April 20, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 2,000,000, at a fixed interest rate, maturing on April 20, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On April 20, 2018, the loan was renewed, maturing on July 19, 2018.

On July 19, 2018, the loan was renewed, maturing on July 19, 2021.

c)

On August 25, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco de Chile for a total of ThCh$ 400,000, at a fixed interest rate, maturing on August 24, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On August 24, 2018, the loan was renewed, maturing on August 24, 2020.

Scotiabank Chile – Bank Loans

a)

On June 17, 2015, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of US$ 7,871,500, (ThCh$ 6,177,081). It accrues interest at a compound floating rate Libor at 90 days plus a fixed margin, maturing on June 18, 2018.

The subsidiary pays quarterly interest and amortization of capital consists of a single payment at the end of the established term.

The interest rate risk to which the subsidiary is exposed as result of this loan is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company’s hedge strategies see
Note 5 - Risk administration
and
Note 7 - Financial instruments
.

On June 18, 2018,
this loan was paid
.

b)

On June 18, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of US$ 11,600,000, (ThCh$ 9,102,984). It accrues interest at a compound floating rate Libor at 90 days plus a fixed margin, maturing on June 18, 2021.

The subsidiary pays quarterly interest and amortization of capital consists of a single payment at the end of the deadline.

The interest rate risk to which the subsidiary is exposed as result of this loan is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company’s hedge strategies see
Note 5 – Risk administration
and
Note 7 – Financial instruments
.

c)

On April 20, 2016, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 2,000,000, at a fixed interest rate, maturing on April 20, 2017.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

On April 20, 2017 the loan was renewed, maturing on April 22, 2019.

On April 22, 2019, this loan was paid.

d)

On July 3, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of US$ 15,000,000, (ThCh$ 11,771,100) at a fixed interest rate, maturing on July 3, 2019.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On July 3, 2019, this loan was paid.
e)

On May 23, 2019, Sociedad Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Chile for a total of

US$ 10,000,000, (ThCh$ 7,847,400) at a fixed interest rate, maturing on May 20, 2020.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

f)

On April 17, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 1,000,000 at a fixed interest rate, maturing on April 16, 2021.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

g)

On December 9, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Scotiabank Chile for a total of ThCh$ 10,000,000 at a fixed interest rate, maturing on December 9, 2025.

The subsidiary amortizes interest and capital semi-annually with a first payment on June 9, 2020.

Scotiabank Azul Chile (Former Banco BBVA Chile) – Bank Loans

a)

On January 29, 2018, Compañía Cervecerías Unidas S.A. signed a bank loan with Scotiabank Azul Chile for a total of ThCh$ 60,000,000, at a fixed interest rate, maturing on May 29, 2018.

The Company amortizes interest monthly and capital consists in a single payment at the end of the established term.

On May 29, 2018, the loan was renewed, maturing on July 27, 2018.

On July 27, 2018, the loan was renewed, maturing on August 24, 2018.

On August 24, 2018,
this loan was paid
.

b)

On July 3, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Scotiabank Azul Chile for a total of ThCh$ 4,500,000, at a fixed interest rate, maturing on December 3, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On December 3, 2018,
this loan was paid
.

Banco Consorcio – Bank Loans

a)

On May 17, 2018, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco Consorcio for a total of ThCh$ 6,000,000, at a fixed interest rate, maturing on July 3, 2018.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

On July 3, 2018,
this loan was paid
.

Banco Itaú Corpbanca
– Bank Loans

a)

On April 23, 2019, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco Itaú Corpbanca for a total of US$ 14,000,000, (ThCh$ 910,986,360) at a fixed interest rate, maturing on April 22, 2022.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

b)

On April 22, 2019, the subsidiary Cervecería Kunstmann S.A. signed a bank loan with Banco Itaú Corpbanca for a total of ThCh$ 2,000,000 at a fixed interest rate, maturing on April 21, 2021.

The subsidiary amortizes interest semi-annually and capital amortization consists in a single payment at the end of the established term.

c)

On July 3, 2019, the subsidiary Viña San Pedro Tarapacá S.A. signed a bank loan with Banco Itaú Corpbanca for a total of US$ 15,000,000, (ThCh$ 11,771,100) at a fixed interest rate, maturing on July 2, 2020.

The subsidiary amortizes interest and capital in a single payment at the end of the established term.

d)

On May 10, 2015, the subsidiary Cervecera Guayacán SpA. signed a bank loan with Banco Itaú Corpbanca for a total of UF 3,067, (ThCh$ 86,827) at a fixed interest rate, maturing on May 10, 2030.

The subsidiary amortizes interest and capital monthly with a first payment on June 10, 2015.

Banco BBVA Francés S.A. – Bank Loan with Compañía Industrial Cervecera S.A. (CICSA)

a)

On June 18, 2014, the subsidiary CICSA signed a bank loan with BBVA Bank for a total of 90 million argentinean pesos, maturing on November 18, 2017.

This loan accrues a fixed interest at an annual rate. The subsidiary amortizes interest and capital amortization quarterly.

On November 18, 2017, this loan was paid.

Banco de la Nación Argentina – Bank Loan with Compañía Industrial Cervecera S.A. (CICSA)

a)

On December 28, 2012, CICSA signed a bank loan for a total of 140 million of argentinean pesos, maturing on November 26, 2019, and whose loan is delivered in two stages, where the first was carried out on December 28, 2012, for a total of 56 million argentinean pesos and the second on June 28, 2013, for a total of 84 million of Argentinean pesos.

This loan accrues interest at an annual rate of 15% fixed by first 36 months.
Having completed that term, accrues interest at a compound floating rate BADLAR in pesos plus a fixed spread of 400 basis points and to this effect will be taken BADLAR rate published by the Central Bank of the Republic of Argentina, corresponding to five working days prior to the start of the period, subject to the condition that does not exceed the lending rate of portfolio general of Banco de la Nación Argentina, in whose case shall apply this. Interest will be paid monthly.

The subsidiary amortizes capital in 74 consecutive and equal, once the grace period of 10 months from the date of disbursement.

This loan is guaranteed by CCU S.A., through a Stand By issued by the Banco del Estado de Chile to Banco de la Nación Argentina (
see
Note 34 - Contingencies and commitments
)
.

b)

On April 20, 2015, the subsidiary CICSA signed a bank loan for a total of 24 million of argentinean pesos, maturing on April 4, 2018.

This loan accrues interest
at a compound floating rate BADLAR in pesos plus a fixed spread of 500 basis points and subject to the condition that does not exceed the lending rate of portfolio general of Banco de la Nación Argentina, in whose case shall apply this. Interest will be paid monthly.

The subsidiary amortizes capital in 30 monthly, once the grace period of 6 months from de date of disbursement.

On April 4, 2018,
this loan was paid
.

c)

On May 26, 2017, the subsidiary CICSA
signed a bank loan for a total of 60 million of argentinean pesos, maturing on May 22, 2018.

This loan accrues a fixed interest at an annual rate of 20%. The subsidiary amortizes monthly interest and capital amortization consists of a single payment at the end of the established term.

On May 26, 2018,
this loan was paid
.

Banco de Galicia y Buenos Aires S.A.; Banco Santander Río S.A. – Syndicated Bank Loan with Compañía Industrial Cervecera S.A. (CICSA)

On April 20, 2015, the subsidiary CICSA signed a syndicated bank loan for a total of 150 million argentinean pesos, maturing on April 20, 2018.

On September 15, 2016 the subsidiary signed an addendum to the original contract in order to increase the loan capital to 183.33 million argentinean pesos, modify the interest rate, the maturity and schedule of repayment of capital and dates of payment, being the new maturity on September 15, 2019.

On July 14, 2017, the subsidiary signed a new addendum to the original contract in order to modify the interest rate to fixed interest at an annual nominal rate of 23%. The rest of the conditions remained unchanged.

The proportional participation of banks lenders is as follows:

(a) Banco de Galicia y Buenos Aires S.A., with 91.66 million argentinean pesos of pro rata participation.

(b)

Banco Santander Río, with 91.66 million argentinean pesos of pro rata participation.

This loan accrues interest at an annual rate fixed of 23%
whose payment will make monthly. CICSA amortized capital in 24 consecutive and variable monthly installments once completed the 12-month grace period from the date of signature of the addendum.

This loan obliges the subsidiary to meet specific requirements and financial covenants related to their Consolidated Financial Statements, which according to agreement of the parties are as follows:

a.

Maintain a capability of repayment measure at the end of each quarter less than or equal to 3, calculated as the financial debt over Adjusted ORBDA.
Adjusted
ORBDA
means
ORBDA
as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: Operating result before Interest, Income taxes, Depreciation and Amortization for the period of 12 months immediately prior to the date of calculation.

b.

Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 2.5, calculated as the ratio of Adjusted
ORBDA
(as defined in paragraph (a)) and Financial Costs account.

c.

Maintain at the end of each quarter an indebtedness ratio not higher than 1.5, defined as the ratio Financial Liabilities over the Equity  meaning the Equity at the time of calculation, as it arises from their Financial Statements and in accordance with generally accepted accounting principles in the Republic of Argentina.

d.

Maintain at the end of each quarter a minimum Equity of 600 million of argentinean pesos.

On September 16, 2019, this loan was paid.

Banco Mercantil Santa Cruz S.A. – Bank loans

a)

On June 26, 2017, the subsidiary Bebidas Bolivianas BBO S.A.
signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 68,877,500 Bolivian, at a fixed interest rate, maturing on May 1, 2027.

The subsidiary amortizes quarterly interest and capital amortization begins on September 10, 2019 in a quarterly basis.

b)

On December 18, 2017,
the subsidiary Bebidas Bolivianas BBO S.A.
signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 6,860,000 Bolivian, at a fixed interest rate, maturing on December 13, 2018.

The subsidiary amortizes interest and capital quarterly.

On September 14, 2018, the loan was paid.

c)

On May 14, 2018,
the subsidiary Bebidas Bolivianas BBO S.A.
signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 6,860,000 Bolivian, at a fixed interest rate, maturing on May 9, 2019.

The subsidiary amortizes interest and capital quarterly.

On September 27, 2018, the loan was paid.

d)

On June 22, 2018,
the subsidiary Bebidas Bolivianas BBO S.A.
signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 6,180,400 Bolivian, at a fixed interest rate, maturing on December 13, 2019.

The subsidiary amortizes interest and capital quarterly.

On September 20, 2018, the loan was paid.

e)

On May 31, 2019, the subsidiary Bebidas Bolivianas BBO S.A. signed a bank loan with Banco Mercantil Santa Cruz S.A. for a total of 34,300,000 bolivians at a fixed interest rate, maturing on April 8, 2029.

The subsidiary
Bebidas Bolivianas BBO S.A.
pays quarterly interest and capital amortization will begin on August 18, 2021 also quarterly.

Banco Itaú – Bank loans

a)

On February 20, 2018, the subsidiary Milotur S.A. signed a bank loan with Banco Itaú for a total of UI 15,139,864.80 at a fixed interest rate, maturing on February 20, 2021.

The subsidiary amortizes interest monthly and capital will be payed at the end of the established term.

B)

Lease liabilities

The most significant financial lease agreements are as follows:

CCU S.A.

In December, 2004, the Company sold a piece of land previously classified as investment property. As part of the transaction, the Company leased eleven floors of a building under construction on the mentioned piece of land.

The building was completed during 2007, and on June 28, 2007, the Company entered into a 25-years lease agreement with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., for a total amount of UF 688,635.63, with an annual interest rate of 7.07%. The current value of the agreement amounted to ThCh$ 10,403,632 as of December 31, 2007. The agreement also grants CCU the right or option to acquire the assets contained in the agreement (real estate, furniture and facilities) as from month 68 of the lease. The lease rentals committed are according to the conditions prevailing in the market.

In 2004 the Company recognized a ThCh$ 3,108,950 gain for the building portion not leased by the Company, and a

ThCh$ 2,276,677 liability deferred through completion of the building, when the Company recorded the transaction as financial lease.

On February 28, 2018, the Company carries out an amendment to the contract with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., recording a balance debt of UF 608,375, with 3.95% annual interest and maturity on February 5, 2048.

These Consolidated Financial Statements have modifications according the adoption of IFRS 16 (See
Note 4 – Accounting changes
). As a consequense of the aforementioned the Company has recognized a financial liability, equivalent to the present value of the associated payments to the operational agreements with an amount over than

US$ 5,000 (equivalent to ThCh$ 3,743) and a term over than 12 months.

Below is the detail of future payments and the value lease liabilities, whose analysis is within the scope of IFRS 16 (see
Note 4 - Accounting changes
):

	As of December 31, 2019
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	1,393,064	152,297	1,240,767
3 months to 1 year	4,581,643	965,313	3,616,330
Over 1 year to 3 years	6,652,459	1,162,596	5,489,863
Over 3 years to 5 years	4,049,398	1,106,402	2,942,996
Over 5 years	26,579,745	6,799,345	19,780,400
Total	43,256,309	10,185,953	33,070,356
	As of December 31, 2018
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	241,724	151,208	90,516
3 months to 1 year	725,183	449,727	275,456
Over 1 year to 3 years	1,911,683	1,162,200	749,483
Over 3 years to 5 years	1,909,956	1,108,584	801,372
Over 5 years	23,078,634	7,083,327	15,995,307
Total	27,867,180	9,955,046	17,912,134

Bonds Payable

Series E Bonds – CCU S.A.

On October 18, 2004, under number 388 the Company recorded in the Securities Record the issue of 20-year term public bonds for a total UF 2,000,000 maturing on December 1, 2024. This issue was placed in the local market on December 1, 2004, with a discount amounting to ThCh$ 897,857. This obligation accrues interests at a fixed annual rate of 4.0%, and it amortizes interest and capital semi-annually.

On December 17, 2010, took place the Board of Bondholders Serie E, which decided to modify the issued Contract of those bonds in order to update certain references and adapt it to the new IFRS accounting standards. The amendment of the issued Contract is dated December 21, 2010 and has the repertory No. 35738-2010 in the Notary of Ricardo San Martín Urrejola. Because of these changes, the commitment of the Company is to comply with certain financial ratios that will be calculated only on the Consolidated Financial Statements. These financial ratios and other conditions are as follows:

a.

Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. Total Adjusted Liabilities is defined as Total Liabilities less Dividends provisioned, according to policy included in the Statement of Changes in Equity, plus the amount of all guarantees granted by the Issuer or its subsidiaries that are cautioned by real guarantees, except as noted in the contract.  Total Adjusted Equity is defined as Total Equity plus Dividends provisioned, according to policy included in the Statement of Changes in Equity.

b.

Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted ORBDA and Financial Costs account. Adjusted ORBDA means ORBDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded on the Note Nature of the costs and expenses.

c.

Maintain at the end of each quarter, assets free of liens for an amount equal to at least 1.2, defined as the ratio of Total Assets free of lien and Total Adjusted Liabilities free of lien. Is defined as Total Assets free of lien are defined as Total Assets less assets pledged as collateral for cautioned obligations of third parties. Total Adjusted Liabilities free of lien are defined as Total Liabilities less Dividends provisioned according to policy contained in the Statement of Changes in Equity.

d.

Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy contained in the Statement of Changes in Equity. This requirement will increase in the amount resulting from each revaluation of property, plant and equipment to be performed by the Issuer.

e.

To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada, Embotelladoras Chilenas Unidas S.A. and Viña San Pedro Tarapacá S.A., except in the cases and under the terms established in the agreement.

f.

To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.

g.

Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement.

h.

Neither sells nor transfer assets from the issuer and its subsidiaries representing over 25% of the assets total of the consolidated financial statements.

On October 8, 2018, the Company redeemed all of the Series E Bonds, before their scheduled maturity, in accordance with the provisions of: the Fifth Clause No. 10 and other applicable terms of the Issuance Contract; General Standard No. 30 of the CMF; and the Securities Market Law. The bonds were redeemed, according to the value of the
Unidad de Fomento
 on the day of the early redemption, at the value equivalent to the unpaid balance of the capital, plus interest accrued and not paid in the period comprised between the day following the expiration date of the last installment of interest paid and the date set for the redemption, amounting to a total of UF 659,199.6 (equivalent to ThCh$ 18,043,633).

Series H Bonds – CCU S.A.

On March 23, 2009, under number 573, the Company recorded in the Securities Record the issue of bonds Series H for UF 2 million, with 21 years terms. Emission was placed in the local market on April 2, 2009.  The issuance of the Bond H was UF 2 million  with maturity on March 15, 2030, with a discount amounting to ThCh$ 156,952, and accrues interest at an annual fixed rate of 4.25%, with amortizes interest and capital semi-annually.

By deed dated December 27, 2010 issued in the Notary of Ricardo San Martín Urrejola, under repertoires No. 36446-2010, were amended Issue Contract Series H, in order to update certain references and to adapt to the new IFRS accounting rules.

The current issue was subscribed with Banco Santander Chile as representative of the bond holders and as paying bank, and it requires that the Company complies with the following financial covenants on its Consolidated Financial Statements and other specific requirements:

a.

Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity. The Total Adjusted Liabilities are defined as Total Liabilities less Dividends provisioned, according to policy included in the Statement of Changes in Equity, plus the amount of all guarantees, debts or obligations of third parties not within the liability and outside the Issuer or its subsidiaries that are cautioned by real guarantees granted by the Issuer or its subsidiaries. Total Adjusted Equity is defined as Total Equity plus Dividends provisioned account, according to policy included in the Statement of Changes in Equity.

b.

Maintain a Financial Expense Coverage measured at the end of each quarter and retroactively for periods of 12 months, not less than 3, calculated as the ratio of Adjusted ORBDA and Financial Costs account. Adjusted ORBDA means ORBDA as calculated by the Company in accordance with particular debt instruments in order to measure such instruments’ financial covenants and is defined as: (i) the sum of Gross Margin and Other income by function accounts; (ii) less (absolute numbers) Distribution costs, Administrative expenses and Other expenses by function accounts; and (iii) plus (absolute numbers) Depreciation and Amortization recorded on the Note Nature of the cost and expenses.

c.

Maintain at the end of each quarter, assets free of liens for an amount equal to, at least, 1.2, defined as the ratio of Total Assets free of lien and Financial Debt free of lien. Total Assets free of lien are defined as Total Assets less assets pledged as collateral for cautioned obligations of third parties. Financial Debt free of lien is defined as the sum of lines Bank Loans, Bonds payable and Finance lease obligations contained in Note Other financial liabilities of the Consolidated Financial Statements.

d.

Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750, meaning Equity Attributable to Equity Holders of the Parent plus the Dividends provisioned account, according to policy included in the Statement of Changes in Equity. This requirement will increase in the amount resulting from each revaluation of property, plant and equipment to be performed by the Issuer.

e.

To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada and Embotelladoras Chilenas Unidas S.A.

f.

Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year, except in the cases and under the terms of the contract.

g.

To maintain, either directly or through a subsidiary, ownership of the trademark "CRISTAL", denominative for beer class 32 of the international classifier, and not to transfer its use, except to its subsidiaries.

h.

Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement.

The inflationary risk associated to the interest rate in which this Bond H is exposed, is mitigated by the use of cross interest rate swap agreements (interest rate fixed). For details of the Company’s hedge strategies see
Note 5 – Risk administration
and
Note 7 - Financial instruments
.

As of
December 31, 2019
, the Company was in compliance with the financial covenants required for this public issue.

Series J Bonds – CCU S.A.

On June 28, 2018, CCU S.A. registered in the Securities Register, under the number 898, the issuance of its Series J Bond, bearer and dematerialized, for a total of UF 3 million with maturity on August 10, 2043. The Series J bonds will accrue on the unpaid capital expressed in Unidades de Fomento, an annual interest of 2.9%, compounded, due, calculated on the basis of equal semesters of 180 days, equivalent to 1.4396% semi-annual. Interest will accrue as of August 10, 2018, will be paid semiannually as of February 10, 2019 and the capital will be paid at the end of the bond term.

The issue was subscribed with Banco BICE as the representative of the bond holders and the payer bank and requires the Company to comply with the following financial indicators with respect to its Interim Consolidated Financial Statements and other specific requirements:

a.

Maintain at the end of each quarter a level of consolidated net financial debt, reflected in each of its quarterly Consolidated Financial Statements, not greater than 1.5 times, defined as the ratio between Net Financial Debt and Total Adjusted Equity. The Net Financial Debt is defined as the difference between / x / the unpaid amount of the "Financial Debt", that is, the sum of the accounts, current and non-current, Bank loans, Obligations with the public and Obligations for financial leases , contained in the Note Other financial liabilities, and / and / the balance of the item Cash and cash equivalents. Total Adjusted Equity, which is defined as the sum of / x / Total Equity and / and / the sum of the accounts Interim Dividends, Dividends provisioned according to policy, as well as all other accounts related to the provision of dividends, contained in the Consolidated Statement of Changes in the Issuer's Equity.

b.

The Issuer must maintain a consolidated financial expense coverage of not less than three times, defined as the ratio between ORBDA and Financial Expenses. ORBDA is the sum of the accounts Gross margin and Other income per function, minus the accounts Distribution expenses, Administrative expenses and Other expenses per function and plus the Depreciation and Amortization line recorded in the Note Costs and Expenses by Nature. Financial Expenses refers to the account of the same name referred to in the Consolidated Statement of Income by Function. The Consolidated Financial Expenses Coverage Ratio will be calculated for the period of twelve consecutive months prior to the date of the corresponding Consolidated Financial Statements, including the closing month of said Consolidated Financial Statements.

c.

Maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750. For these purposes, Adjusted Equity corresponds to the sum of / i / the Equity account attributable to the owners of the controlling entity in the Consolidated Statement of Financial Position, and / ii / the sum of the accounts Interim Dividends, Dividends provisioned according to policy, as well as all other accounts relating to the provision of dividends, contained in the Consolidated Statement of Changes in Equity.

d.

Maintain Lien-Free Assets for an amount equal to at least 1.2 times the unpaid amount of the Financial Debt without collateral. For these purposes, the assets and debts will be valued at book value. The following shall be understood: / a / Assets Free of Liens is the difference between / i / the Total Assets account in the Consolidated Statement of Financial Position, and / ii / the assets given as guarantees indicated in the Note on Contingencies and Commitments of the Consolidated Financial Statements; and / b / Financial Debt is defined in the Issuance Contract.

e.

Maintain, directly or indirectly, the ownership of more than fifty percent of the social rights and of the subscribed and paid shares, respectively, of: / a / Cervecera CCU Chile Limitada and / b / Embotelladoras Chilenas Unidas S.A.

f.

Not sell, nor allow the sale of, nor assign the ownership of, nor transfer and / or in any way alienate, either through a transaction or a series of transactions, directly or indirectly, assets of the Company’s property and/or its subsidiaries necessary to maintain in Chile, directly and / or through one or more Subsidiaries, a nominal installed capacity for the production, without distinction of Beers and / or non-alcoholic Beverages and / or Nectars and / or Mineral and / or Packaged Waters, hereinafter the "Essential Businesses", Equal to and not inferior to, either with respect to one or more of the aforementioned categories or all of them together, 15.9 million hectoliters per year.

g.

To maintain, directly or through a Subsidiary, the ownership of the trademark "CRISTAL", brand or word, for beer, in class 32 of the International Classifier of Products and Services for the registration of trademarks.

h.

Not to make investments in instruments issued by "related parties" other than the Company’s Subsidiaries, nor to carry out other operations outside its normal line of business, under conditions different from those established in the contract.

As of December 31, 2019, the Company was in compliance with the financial covenants required for this public issue.
D) Reconciliation of liabilities arising from financing activities

	As of December 31, 2018	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Others	As of December 31, 2019
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	38,160,178	(24,502,019)	(12,402,773)	25,347,785	12,639,856	(446,694)	3,651,105	42,447,438
Bond payable	4,081,175	(2,547,487)	(4,734,806)	-	4,758,356	66,887	5,120,614	6,744,739
Lease liabilities (1)	365,972	(6,416,902)	(727,334)	-	1,334,118	1,420,466	8,880,777	4,857,097
Total others financial liabilities current	42,607,325	(33,466,408)	(17,864,913)	25,347,785	18,732,330	1,040,659	17,652,496	54,049,274
Non-current
Bank borrowings	75,200,804	-	-	25,641,701	-	2,557,682	(3,651,105)	99,749,082
Bond payable	135,281,303	-	-	-	-	3,646,258	(5,120,614)	133,806,947
Lease liabilities (1)	17,546,162	-	-	-	-	463,687	10,203,410	28,213,259
Total others financial liabilities non-current	228,028,269	-	-	25,641,701	-	6,667,627	1,431,691	261,769,288
Total Other financial liabilities	270,635,594	(33,466,408)	(17,864,913)	50,989,486	18,732,330	7,708,286	19,084,187	315,818,562

(1) Includes leases recognized by IFRS 16,
See Note 4 - Accounting changes, letter a).

	As of December 31, 2017	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Others	As of December 31, 2018
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	24,623,746	(93,311,712)	(7,329,217)	92,681,410	7,751,402	(2,102,985)	15,847,534	38,160,178
Bond payable	3,306,135	(2,737,203)	(2,911,224)	-	3,882,088	90,527	2,450,852	4,081,175
Financial leases obligations	176,586	(1,071,050)	(1,919)	-	675,796	(56,632)	643,191	365,972
Total others financial liabilities current	28,106,467	(97,119,965)	(10,242,360)	92,681,410	12,309,286	(2,069,090)	18,941,577	42,607,325
Non-current
Bank borrowings	73,886,831	(207,714)	-	8,828,143	-	396,858	(7,703,314)	75,200,804
Bond payable	69,476,612	(16,408,664)	-	82,498,034	-	2,914,363	(3,199,042)	135,281,303
Financial leases obligations	17,638,289	(6,412)	-	-	-	557,476	(643,191)	17,546,162
Total others financial liabilities non-current	161,001,732	(16,622,790)	-	91,326,177	-	3,868,697	(11,545,547)	228,028,269
Total Other financial liabilities	189,108,199	(113,742,755)	(10,242,360)	184,007,587	12,309,286	1,799,607	7,396,030	270,635,594

	As of December 31, 2016	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Others	As of December 31, 2017
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	39,079,561	(22,241,073)	(7,146,384)	16,477,169	7,492,719	(3,435,455)	(5,602,791)	24,623,746
Bond payable	3,250,023	-	(3,051,269)	-	3,166,139	52,599	(111,357)	3,306,135
Financial leases obligations	215,950	(1,405,266)	(8,422)	-	1,209,294	948	164,082	176,586
Total others financial liabilities current	42,545,534	(23,646,339)	(10,206,075)	16,477,169	11,868,152	(3,381,908)	(5,550,066)	28,106,467
Non-current
Bank borrowings	29,606,398	(844,687)	-	41,300,000	(306,747)	(1,470,924)	5,602,791	73,886,831
Bond payable	70,836,716	(2,668,458)	-	-	-	1,196,997	111,357	69,476,612
Financial leases obligations	17,500,919	(8,962)	-	-	-	292,593	(146,261)	17,638,289
Total others financial liabilities non-current	117,944,033	(3,522,107)	-	41,300,000	(306,747)	18,666	5,567,887	161,001,732
Total Other financial liabilities	160,489,567	(27,168,446)	(10,206,075)	57,777,169	11,561,405	(3,363,242)	17,821	189,108,199